Shareholder Report, Average Annual Return (Details) 193807_Innovator U.S. Equity Ultra Buffer ETF - August_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	75 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Equity Ultra Buffer ETF™ - August
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Ultra Buffer ETF - August NAV
Average Annual Return, Percent	13.55%	8.06%	7.74%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	16.02%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	15.91%	14.21%